Accounts receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable
Customers	$ 15,723	$ 9,640
Allowance for doubtful accounts	(671)	(265)
Customers, net	15,052	9,375
Recoverable income taxes	220	35
Recoverable value-added tax and tax withholdings	1,136	533
Other	162	612
Accounts receivable	$ 16,570	$ 10,555